WARRANT LIABILITY (Details Narrative) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Warrants, expected life					2 years
Gain loss on revaluation of warrant liability | $		$ (2,830)		$ (905)
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility					0.93
Risk-free interest					0.0362
Warrants, exercise price					$ 3.90
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility					1.10
Risk-free interest					0.0445
Warrants, exercise price					$ 7.475